SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20.  SHARE-BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years.

In order to continuously attract and retain talents, the Company adopted a share incentive plan in 2020 (the “2020 Plan”). Under the 2020 Plan, the Company is authorized to issue an aggregate of 46,560,708 Class A ordinary shares of the Company (equal to the sum of (i) 5% of the Company’s share capital as of the date hereof, calculated on an as-converted basis by taking into consideration all the convertible promissory notes issued and to be issued by the Company, and (ii) 7,562,532 Class A ordinary shares reserved under the “2010 Plan” and “2014 Plan” for future grants) will be reserved for future issuance.

After adoption of the 2020 Plan, the Company ceased to grant any new awards under the 2010 Plan and 2014 Plan while the outstanding awards granted thereunder will remain effective and can be amended by the Company from time to time pursuant to the applicable terms thereto. The 2020 Plan was approved by the Board of Directors and shareholder of the Company on May 13, 2020.

20.  SHARE-BASED COMPENSATION (CONTINUED)

(a)	Option granted to employees (continued)

The following table summarized the Company’s employee share option activity under the 2010 Plan:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2024	359,202	0.17	1.00	—
Exercised	—	—	—	—
Outstanding, December 31, 2024	359,202	0.17	1.96	222
Vested as of December 31, 2024	359,202	0.17	1.96	222
Exercisable as of December 31, 2024	359,202	0.17	1.96	222

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares.

In 2024, the Company modified the outstanding options’ contractual term from 10 years to 12 years. The incremental compensation cost resulting from the modification was not material for the year ended December 31, 2024.

As of December 31, 2023, the Company had options outstanding to purchase an aggregate of 359,202 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB1,620 (US$222).

The total fair value of share options exercised during the years ended December 31, 2022, 2023 and 2024 was US$4, nil and nil, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 was US$2, nil and nil, respectively.

(b)Shares granted to management and employees

The Company granted 866,716, 20,550 and 7,734,635 RSUs, each representing six Class A ordinary shares, in 2022, 2023 and 2024, respectively, with performance conditions whereby a predetermined number will vest upon the annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. To the extent that the Company considered the performance targets were probable of achievement, the Company recognized related compensation expenses using the accelerated recognition method to reflect the graded vesting attribution.

The Company granted 22,000, nil and nil RSUs in 2022, 2023 and 2024, respectively, with performance conditions whereby a predetermined number will vest upon with the achievement of predetermined operation performance targets for the Company. To the extent that the Company considered the performance targets were probable of achievement, the Company recognized the related compensation expenses using the accelerated recognition method.

20.  SHARE-BASED COMPENSATION (CONTINUED)

(b)Shares granted to management (continued)

The Company granted 13,825,592 RSUs in 2024, which generally vest over a two to four-year service period.

The following table summarized the Company’s RSUs activity under the 2014 and 2020 Plans:

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2024	2,579,806	8.07	6.6	—
Granted	13,825,592	2.00	—	—
Vested	(11,355,582)	2.03	—	—
Forfeited	(137,349)	6.32	—	—
Unvested, December 31, 2024	4,912,467	4.99	2.3	23,285

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ADS on the date of grant. The aggregate fair value of the unvested RSUs as of December 31, 2024 was RMB169,964 (US$23,285). The weighted average grant date fair value of RSUs granted during the years ended December 31, 2022, 2023 and 2024 was US$5.48, US$2.96 and US$2.00, respectively. The total fair value of RSUs vested during the years ended December 31, 2022, 2023 and 2024 was US$6,883, US$2,557 and US$19,833, respectively.

As of December 31, 2024, there was RMB54,579 of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 1.9 years. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

In February 2024, the Board of Directors approved to convert the accrued cash bonus to certain employees for certain RSUs at the price of US$0.43 per share calculated by the 90 days average share price before the conversion. The RSUs were vested immediately. The share-based compensation expenses relating to bonus conversion was RMB23,566 during the years ended December 31, 2024.

Total share-based compensation expenses rel ating to share options and RSUs granted to employees recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	563	—	4,886
Sales and marketing expenses	17,794	3,141	20,048
General and administrative expenses	85,508	28,883	118,374
Research and development expenses	14,305	3,272	5,249
	118,170	35,296	148,557